UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               --------------
Check here if Amendment [ ]; Amendment Number:___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
                  --------------------------------------------
Address:          Bank of America Corporate Center
                  --------------------------------------------
                  100 North Tryon Street, Suite 5130
                  --------------------------------------------
                  Charlotte, North Carolina   28202
                  --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         --------------------------------------------------------------
Title:   Chief Financial Officer
         --------------------------------------------------------------
Phone:   (704) 376-0042
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg          Charlotte, North Carolina      August 11, 2005
-------------------------------------------------------------- ----------------
       [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              79
                                            ------------------

Form 13F Information Table Value Total:     $      898,645
                                             ----------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

ACCREDO
HEALTH INC       COMMON     00437V104     36,320     800,000   SH          X                  N/A            800,000

AES CORP         COMMON     00130H105      2,048     125,000   SH          X                  N/A            125,000

APRIA
HEALTHCARE
GROUP INC        COMMON     037933108      3,118      90,000   SH          X                  N/A             90,000

AAMES
INVESTMENT
CORPORATI        COMMON     00253G108        605      62,200   SH          X                  N/A             62,200

AMERICAN
INTERNATIONAL
GRO              COMMON     026874107      5,810     100,000   SH          X                  N/A            100,000

AMEDISYS INC     COMMON     023436108      6,437     175,000   SH          X                  N/A            175,000

AMERICAN TOWER
SYSTEM CORP      COMMON     029912201      1,051      50,000   SH          X                  N/A             50,000

AMERITRADE
HOLDING CORP     COMMON     03074K100      3,815     205,000   SH          X                  N/A            205,000

ASK JEEVES INC   COMMON     045174109     14,194     470,000   SH          X                  N/A            470,000

ALLTEL CORP      COMMON     020039103      4,671      75,000   SH          X                  N/A             75,000

BANK OF
AMER CORP        COMMON     060505104     18,367     402,700   SH          X                  N/A            402,700

CITIGROUP
INC              COMMON     172967101      9,477     205,000   SH          X                  N/A            205,000

COMMERCIAL
FEDERAL CORP     COMMON     201647104      5,894     175,000   SH          X                  N/A            175,000

CHESAPEAKE
ENERGY CORP      COMMON     165167107      1,710      75,000   SH          X                  N/A             75,000

CENTEX CORP      COMMON     152312104      5,300      75,000   SH          X                  N/A             75,000

CABLEVISION
SYSTEMS CORP C   COMMON     12686C109      7,245     225,000   SH          X                  N/A            225,000

CEMEX S A        COMMON     151290889      3,521      83,000   SH          X                  N/A             83,000

GENENTECH INC
COM NEW          COMMON     368710406     14,049     175,000   SH          X                  N/A            175,000

***DENBURY
RESOURCES INC N  COMMON     247916208      3,500      88,000   SH          X                  N/A             88,000

ENCANA CORP      COMMON     292505104      2,969      75,000   SH          X                  N/A             75,000

ELECTRONICS
BOUTIQUE HOLDI   COMMON     286045109     19,047     300,000   SH          X                  N/A            300,000

EL PASO
CORPORATION      COMMON     28336L109      3,456     300,000   SH          X                  N/A            300,000


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

FEDERATED
DEPARTMENT
STORE            COMMON     31410H101      7,328     100,000   SH          X                  N/A            100,000

FIELDSTONE
INVST CORP       COMMON     31659U300      3,774     262,105   SH          X                  N/A            262,105

FIRST DATA
CORP             COMMON     319963104     13,304     331,452   SH          X                  N/A            331,452

FIRSTENERGY
CORP             COMMON     337932107      2,406      50,000   SH          X                  N/A             50,000

FREMONT
GENERAL CORP     COMMON     357288109      2,798     115,000   SH          X                  N/A            115,000

SPRINT CORP      COMMON     852061100     16,394     653,400   SH          X                  N/A            653,400

FLORIDA ROCK
INDUSTRIES IN    COMMON     341140101     11,003     150,000   SH          X                  N/A            150,000

GILLETTE CO      COMMON     375766102     16,840     332,600   SH          X                  N/A            332,600

GABLES
RESIDENTIAL
TRUST-S          COMMON     362418105      5,404     125,000   SH          X                  N/A            125,000

GUIDANT CORP     COMMON     401698105     41,726     620,000   SH          X                  N/A            620,000

GENERAL
ELECTRIC CO      COMMON     369604103      3,465     100,000   SH          X                  N/A            100,000

GREAT LAKES
CHEMICAL CORP    COMMON     390568103      4,482     142,433   SH          X                  N/A            142,433

HALLIBURTON CO   COMMON     406216101      4,782     100,000   SH          X                  N/A            100,000

HONEYWELL
INTL INC         COMMON     438516106      1,832      50,000   SH          X                  N/A             50,000

HOVNANIAN
ENTERPRISES INC  COMMON     442487203      3,260      50,000   SH          X                  N/A             50,000

IMPAC MORTGAGE
HOLDINGS IN      COMMON     45254P102        933      50,000   SH          X                  N/A             50,000

J C PENNEY
CO INC           COMMON     708160106      5,258     100,000   SH          X                  N/A            100,000

KINDER MORGAN
INC KANS         COMMON     49455P101      7,322      88,000   SH          X                  N/A             88,000

MBNA CORP        COMMON     55262L100     16,219     620,000   SH          X                  N/A            620,000

LEHMAN
BROTHERS
HOLDINGS I       COMMON     524908100     14,892     150,000   SH          X                  N/A            150,000

MAY
DEPARTMENT
STORES CO        COMMON     577778103     17,028     424,000   SH          X                  N/A            424,000

MERRILL LYNCH
& CO INC         COMMON     590188108     10,452     190,000   SH          X                  N/A            190,000


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

MANULIFE
FINANCIAL CORP   COMMON     56501R106     15,424     322,616   SH          X                  N/A            322,616

MEDCOHEALTH
SOLUTIONS INC    COMMON     58405U102     13,340     250,000   SH          X                  N/A            250,000

VICURON
PHARMACEUTICALS
IN               COMMON     926471103     10,463     375,000   SH          X                  N/A            375,000

MARTIN
MARIETTA
MATERIALS        COMMON     573284106     13,824     200,000   SH          X                  N/A            200,000

ALTRIA GROUP
INC              COMMON     02209S103     16,085     248,770   SH          X                  N/A            248,770

MARATHON OIL
CORP             COMMON     565849106      3,095      58,000   SH          X                  N/A             58,000

NEIGHBORCARE
INC              COMMON     64015Y104     34,397   1,037,000   SH          X                  N/A          1,037,000

NEW CENTURY
FINANCIAL        COMMON     6435EV108     10,033     195,000   SH          X                  N/A            195,000

NEIMAN-MARCUS
GROUP INC CL     COMMON     640204202     27,138     280,000   SH          X                  N/A            280,000

NEIMAN-MARCUS
GROUP INC CL     COMMON     640204301      8,220      85,000   SH          X                  N/A             85,000

NTL INC DEL      COMMON     62940M104     17,447     255,000   SH          X                  N/A            255,000

NEXTEL
COMMUNICATIONS
INC-             COMMON     65332V103     29,079     900,000   SH          X                  N/A            900,000

NEXTEL
PARTNERS
INC CL A         COMMON     65333F107      9,439     375,000   SH          X                  N/A            375,000

OMNICARE INC     COMMON     681904108     17,608     415,000   SH          X                  N/A            415,000

OVERNITE CORP    COMMON     690322102      8,166     190,000   SH          X                  N/A            190,000

PREMCOR INC      COMMON     74045Q104     27,818     375,000   SH          X                  N/A            375,000

RENAL CARE
GROUP INC        COMMON     759930100     11,064     240,000   SH          X                  N/A            240,000

SCHOOL
SPECIALTY INC    COMMON     807863105      8,603     185,000   SH          X                  N/A            185,000

SUNGUARD DATA
SYSTEMS INC.     COMMON     867363103     33,412     950,000   SH          X                  N/A            950,000

SPECTRASITE INC  COMMON     84761M104     14,886     200,000   SH          X                  N/A            200,000

STORAGE
TECHNOLOGY
CORP NE          COMMON     862111200      3,992     110,000   SH          X                  N/A            110,000



                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

QUESTAR CORP     COMMON     748356102      2,636      40,000   SH          X                  N/A             40,000

TRANSKARYOTIC
THERAPIES IN     COMMON     893735100     14,632     400,000   SH          X                  N/A            400,000

***TALISMAN
ENERGY INC       COMMON     87425E103      2,254      60,000   SH          X                  N/A             60,000

TELEWEST
GLOBAL INC       COMMON     87956T107      2,164      95,000   SH          X                  N/A             95,000

TOYS R US INC    COMMON     892335100     24,494     925,000   SH          X                  N/A            925,000

TITAN CORP       COMMON     888266103     30,358   1,335,000   SH          X                  N/A          1,335,000

UNITEDHEALTH
GROUP INC        COMMON     91324P102      7,300     140,000   SH          X                  N/A            140,000

UNIVISION
COMMUNICATIONS
I                COMMON     914906102      6,978     253,295   SH          X                  N/A            253,295

VALERO ENERGY
CORP             COMMON     91913Y100      7,911     100,000   SH          X                  N/A            100,000

VERITAS
SOFTWARE CORP    COMMON     923436109     39,040   1,600,000   SH          X                  N/A          1,600,000

WELLCHOICE INC   COMMON     949475107     23,967     345,000   SH          X                  N/A            345,000

WELLS FARGO
& CO-NEW         COMMON     949746101      5,234      85,000   SH          X                  N/A             85,000

WALTER
INDUSTRIES
INC NEW          COMMON     93317Q105      3,618      90,000   SH          X                  N/A             90,000

WILLIAMS
COMPANIES INC    COMMON     969457100     11,020     580,000   SH          X                  N/A            580,000

